UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Income Fund
	Schedule of Investments
	September 30, 2008

Shares		Value

COMMON STOCKS - 98.41%

Agricultural Chemicals - 1.80%
2,200	Syngenta AG (Switzerland) ADR	$ 93,104

Aparel & Other Finished Products of Fabric & Similar Material - 1.72%
2,500	Gymboree Corp. *	88,750

Bottled & Canned Soft Drinks & Carbinated Waters - 2.95%
4,000	Fomento Economico Mexicano S.A.B DE C.V. (Mexico) ADR	152,560

Chemicals & Allied Products - 2.88%
2,900	FMC Corp.	149,031

Crude Petroleum & Natural Gas - 6.47%
2,500	Questar Corp.	102,300
2,300	Sasol Ltd. (South Africa) ADR	97,727
4,400	Southwestern Energy Co. *	134,376
		334,403
Deep Sea Foreign Transportation - 1.56%
4,100	Diana Shipping, Inc. (Greece)	80,729

Electric Services - 1.89%
1,750	CPFL Energy, Inc. (Brazil) ADR	97,755

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.21%
2,800	Emerson Electric Co.	114,212

Farm Machinery & Equipment - 1.55%
1,100	Lindsay Corp.	80,025

Food & Kinder Products - 1.74%
3,300	Unilever PLC (United Kingdom)	89,793

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.62%
3,900	Hasbro, Inc.	135,408

Grain Mill Products - 2.93%
2,200	General Mills, Inc.	151,184

Metalworking Machinery & Equipment - 1.86%
1,250	SPX Corp.	96,250

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 1.49%
1,700	Joy Global, Inc.	76,738

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.63%
1,500	Eaton Corp.	84,270

Motor Vehicle Parts & Accessories - 3.09%
2,200	Autoliv, Inc. (Sweden)	74,250
2,600	Borg Warner	85,202
		159,452
Motor & Generators - 2.23%
4,000	Baldor Electric Co.	115,240

Natural Gas Transmission & Distribution - 1.42%
2,000	Equitable Resources, Inc.	73,360

Ophthalmic Goods - 2.05%
4,600	Luxottica Group (Italy) ADR	105,754

Paperboard Containers & Boxes - 2.03%
1,600	Greif, Inc.	104,992

Pharmaceutical Preparations - 6.84%
1,700	Celgene Corp. *	107,576
2,000	Johnson & Johnson	138,560
2,900	Wyeth	107,126
		353,262
Photographic Equipment & Supplies - 1.83%
2,500	Canon, Inc. (Japan) ADR *	94,375

Radio Telephone Communications - 3.74%
4,300	Chunghwa Telecom Co. Ltd. (Taiwan) ADR	101,781
4,150	Vodafone Group Public Ltd. (United Kingdom)	91,715
		193,496
Railroad Equipment - 2.97%
3,000	Wabtec Corp.	153,690

Railroads, Line-Haul Operating - 2.43%
2,300	CSX Corp.	125,511

Refuse Systems - 2.44%
4,200	Republic Services, Inc.	125,916

Retail-Building Materials, Hardware, Garden Supply - 2.29%
2,400	Fastenal Co.	118,536

Retail-Drug Stores & Proprietary Stores - 1.76%
2,700	CVS Caremark Corp.	90,882

Retail-Family Clothing Stores - 2.47%
2,300	Buckle, Inc. *	127,742

Retail-Grocery Stores - 2.26%
3,600	Ruddick Corp.	116,820

Retail-Jewelry Stores - 2.15%
4,750	Signet Group PLC (United Kingdom)	111,055

Semiconductors & Related Devices - 3.76%
5,750	Intel Corp.	107,698
5,000	Monolithic Power Systems, Inc. *	86,850
		194,548
Services-General Medical & Surgical Hospitals, NEC - 2.28%
2,100	Universal Health Services, Inc. Class-B	117,663

Services-Prepackaged Software - 1.96%
8,300	Nuance Communications, Inc. *	101,177

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.52%
2,100	Church & Dwight Co., Inc.	130,389

Special Industry Machinery, NEC - 2.39%
7,100	Aixtron AG (Germany) ADR	42,600
4,600	Asml Holding NV (Netherlands)	81,006
		123,606
Steel Works, Blast Furances & Rolling Mills (Coke Ovens) - 1.40%
2,800	AK Steel Holding Corp.	72,576

Trucking (No Local) - 2.20%
3,400	Hunt J.B. Transport Services, Inc.	113,458

Water Transportation - 1.98%
2,700	Kirby Corp. *	102,438

Wholesale-Durable Goods - 2.61%
1,550	Grainger W.W.	134,803

TOTAL FOR COMMON STOCKS (Cost $6,012,607) - 98.41%		$ 5,084,953

TOTAL INVESTMENTS (Cost $6,012,607) - 98.41%		$ 5,084,953

OTHER ASSETS LESS LIABILITIES - 1.59%		82,380

NET ASSETS - 100.00%		$ 5,167,333

* Non-income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Income Fund
1. SECURITY TRANSACTIONS
At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,012,607 amounted to $927,654, which consisted of aggregate gross unrealized appreciation of
$181,178 and aggregate gross unrealized depreciation of $1,108,832.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 5,084,953	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 5,084,953	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Azzad Ethical Mid Cap Fund
	Schedule of Investments
	September 30, 2008

Shares		Value

COMMON STOCKS - 85.27%

Agricultural Chemicals - 1.85%
1,250	Syngenta AG (Switzerland) ADR	$ 52,900

Computer Storage Devices - 2.53%
3,400	Western Digital Corp. *	72,488

Crude Petroleum & Natural Gas - 4.41%
1,200	Petroleo Brasileiro (Brazil) *	52,740
2,400	Southwestern Energy Co. *	73,296
		126,036
Deep Sea Foreign Transportation - 1.24%
1,800	Diana Shipping, Inc. (Greece)	35,442

Electric Services - 1.46%
750	CPFL Energy, Inc. (Brazil) ADR	41,895

Electromedical & Electrotheraputic Apparatus - 2.14%
2,700	Natus Medical, Inc. *	61,182

Electronic Computers - 2.38%
600	Apple Computers, Inc. *	68,196

Farm Machinery & Equipment - 1.53%
600	Lindsay Corp.	43,650

General Building Contractors-Residential Buildings - 1.70%
1,100	Homex Development Corp. (Mexico) * ADR	48,642

Industrial Instruments For Measurement, Display & Control - 1.34%
1,300	Hurco Companies, Inc. *	38,441

Metal Mining - 2.59%
1,400	Cleveland Cliffs, Inc.	74,116

Metalworking Machinery & Equipment - 1.88%
700	SPX Corp.	53,900

Motor Vehicle Parts & Accessories - 1.32%
1,150	Borg Warner	37,686

Paperboard Containers & Boxes - 2.18%
950	Greif, Inc.	62,339

Pharmaceutical Preparations - 1.99%
900	Celgene Corp. *	56,952

Pumps & Pumping Equipment - 4.34%
1,400	Flowserve Corp.	124,278

Radio & Tv Broadcasting & Communication - 1.45%
1,200	Commscope, Inc. *	41,568

Radio Telephone Communications - 2.07%
2,500	Chunghwa Telecom Co. Ltd. (Taiwan) ADR	59,175

Railroad Equipment - 3.22%
1,800	Wabtec Corp.	92,214

Railroads, Line-Haul Operating - 2.29%
1,200	CSX Corp.	65,484

Retail-Building Materials, Hardware, Garden Supply - 2.42%
1,400	Fastenal Co.	69,146

Retail-Drug Stores and Proprietary Stores - 3.61%
1,400	Express Scripts, Inc.	103,348

Retail-Grocery Stores - 1.81%
1,600	Ruddick Corp.	51,920

Semiconductors & Related Devices - 3.72%
1,800	Letlogic Microsystems *	54,432
3,000	Monolithic Power Systems, Inc. *	52,110
		106,542
Services-Business Services, NEC - 2.74%
550	Priceline Com, Inc. *	37,637
1,600	Shanda Interactive Entertainment (China) * ADR	40,880
		78,517
Services-Educational Services - 1.80%
800	New Oriental Education & Technology Group, Inc. *	51,392

Services-General Medical & Surgical Hospital, NEC - 1.82%
930	New Oriental Education & Technology Group, Inc. (China) ADR	52,108

Services-Home Health Care Services - 1.96%
1,150	Amedisys, Inc. *	55,970

Services - Prepackaged Software - 2.65%
2,850	Nuance Communications, Inc. *	34,741
1,400	SPSS, Inc. *	41,104
		75,845
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 5.43%
2,500	Church & Dwight Co., Inc.	155,225

Special Industry Machinery, NEC - 2.07%
4,000	Aixtron AG (Germany) ADR	24,000
2,000	ASML Holding NV (Netherlands)	35,220
		59,220
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.45%
1,600	AK Steel Holding Corp.	41,472

Telephone Communications (No Radiotelephone) - 1.40%
800	China Mobile Ltd. (Hong Kong) ADR	40,064

Water Transportation - 1.99%
1,500	Kirby Corp. *	56,910

Wholesale-Durable Goods - 2.13%
700	Grainger W.W.	60,879

Wholesale-Electrical Apparatus - 1.65%
2,400	Enersys *	47,304

Women's, Misses', Children's & Infants Undergarments - 2.69%
1,700	Warnaco Group, Inc.	76,993

TOTAL FOR COMMON STOCKS (Cost $2,758,670) - 85.27%		$ 2,439,439

TOTAL INVESTMENTS (Cost $2,758,670) - 85.27%		$ 2,439,439

OTHER ASSETS LESS LIABILITIES - 14.73%		421,243

NET ASSETS - 100.00%		$ 2,860,682

* Non-income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Mid Cap Fund
1. SECURITY TRANSACTIONS
At September 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,758,670 amounted to $319,231, which consisted of aggregate gross unrealized appreciation of
$159,458 and aggregate gross unrealized depreciation of $478,689.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 2,439,439	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,439,439	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 25, 2008